RESTRUCTURING CHARGES (Summary of Activities Related to Restructuring Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring charges [Line Items]
Balance at beginning of period	$ 5.7
Restructuring charges	0.7	22.0
Cash payments	(4.8)	(16.1)
Effect of foreign currency translation	0.0	(0.2)
Balance at end of period	1.6	5.7
Employee Severance [Member]
Restructuring charges [Line Items]
Balance at beginning of period	4.0
Restructuring charges	0.7	19.0
Cash payments	(3.1)	(14.8)
Effect of foreign currency translation	0.0	(0.2)
Balance at end of period	1.6	4.0
Other Restructuring [Member]
Restructuring charges [Line Items]
Balance at beginning of period	1.7
Restructuring charges	0.0	3.0
Cash payments	(1.7)	(1.3)
Effect of foreign currency translation	0.0	0.0
Balance at end of period	$ 0.0	$ 1.7